Derivative instruments (Amount and balance sheet location) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Foreign currency forward contracts
Summary of amount of derivatives designated as hedging instruments
Derivative, Number of Instruments Held	1
Not designated as hedging instruments | Foreign currency forward contracts
Summary of amount of derivatives designated as hedging instruments
Notional amount	$ 26,755		$ 0
Not designated as hedging instruments | Foreign currency forward contracts | Other assets
Summary of amount of derivatives designated as hedging instruments
Fair value, derivative assets	1,685	[1]	0	[1]
Not designated as hedging instruments | Foreign currency forward contracts | Accounts payable and accrued expenses
Summary of amount of derivatives designated as hedging instruments
Fair value, derivative liabilities	0	[1]	0	[1]
Designated as hedging instruments | Foreign currency forward contracts
Summary of amount of derivatives designated as hedging instruments
Notional amount	189,026		163,576
Designated as hedging instruments | Foreign currency forward contracts | Other assets
Summary of amount of derivatives designated as hedging instruments
Fair value, derivative assets	401	[1]	1,167	[1]
Designated as hedging instruments | Foreign currency forward contracts | Accounts payable and accrued expenses
Summary of amount of derivatives designated as hedging instruments
Fair value, derivative liabilities	3,136	[1]	2,313	[1]
Designated as hedging instruments | Interest rate swap contracts
Summary of amount of derivatives designated as hedging instruments
Notional amount	552,263		552,263
Designated as hedging instruments | Interest rate swap contracts | Other assets
Summary of amount of derivatives designated as hedging instruments
Fair value, derivative assets	25	[1]	0	[1]
Designated as hedging instruments | Interest rate swap contracts | Accounts payable and accrued expenses
Summary of amount of derivatives designated as hedging instruments
Fair value, derivative liabilities	$ 1,169	[1]	$ 911	[1]
Junior Subordinated Deferrable Debentures [Member] | Interest rate swap contracts
Summary of amount of derivatives designated as hedging instruments
Derivative, Number of Instruments Held	2
Flagstone Junior Subordinated Deferrable Debentures [Member] | Interest rate swap contracts
Summary of amount of derivatives designated as hedging instruments
Derivative, Number of Instruments Held	3
Flagstone Junior Subordinated Deferrable Debentures [Member] | Cross-currency interest rate swap
Summary of amount of derivatives designated as hedging instruments
Derivative, Number of Instruments Held	1

[1]	Asset and liability derivatives are classified within other assets and accounts payable and accrued expenses respectively on the Consolidated Balance Sheets. The total impact on earnings during the year ended December 31, 2014, recognized in income within other insurance related income and other income, relating to the foreign currency forward contract that was not designated as a hedging instrument was $1,685.